Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments (Detail) (USD $)
In Thousands, unless otherwise specified
Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
Contractual Obligation	$ 22,461
Contractual Obligation, 2014	22,461
Contractual Obligation, 2015
Contractual Obligation, 2016
Other purchase obligations
Long-term Purchase Commitment [Line Items]
Contractual Obligation	22,461
Contractual Obligation, 2014	22,461
Contractual Obligation, 2015
Contractual Obligation, 2016